Consolidated Statements of Shareholders' Equity - USD ($) shares in Thousands, $ in Thousands	Total	Cumulative Convertible Preferred Stock	Common Stock	Treasury Stock	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning balance (shares) at Sep. 27, 2013		424	40,777
Beginning balance at Sep. 27, 2013	$ 510,378	$ 423,576	$ 408	$ (933)	$ 184,064	$ (94,338)	$ (2,399)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(73,948)					(73,948)
Other comprehensive loss	(4,232)						(4,232)
Issuance of common stock (shares)			81
Issuance of common stock	674		$ 1		673
Repurchase of common stock (shares)			(40,324)
Repurchase of common stock	(252,765)			(252,765)
Retirement of common stock	0		$ (403)	252,000	(251,597)
Preferred stock dividends (shares)		29
Preferred stock dividends	0	$ 29,055			(29,055)
Conversion of preferred stock (shares)		(453)	62,010
Conversion of preferred stock	0	$ (452,630)	$ 620		452,010
Modification of equity based compensation (to) from liability award	(3,638)				(3,638)
Ending balance (shares) at Sep. 26, 2014		0	62,545
Ending balance at Sep. 26, 2014	176,469	$ 0	$ 626	(1,698)	352,457	(168,286)	(6,630)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(4,955)					(4,955)
Other comprehensive loss	(14,403)						(14,403)
Issuance of common stock (shares)			5
Issuance of common stock	49				49
Repurchase of common stock (shares)			(97)
Repurchase of common stock	(882)			(882)
Ending balance (shares) at Sep. 25, 2015		0	62,453
Ending balance at Sep. 25, 2015	156,277	$ 0	$ 626	(2,580)	352,505	(173,241)	(21,033)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Cumulative effect adjustment for a change in accounting principle	1,303					1,303
Net income (loss)	58,796					58,796
Other comprehensive loss	(4,917)						(4,917)
Issuance of common stock (shares)			5
Issuance of common stock	52				52
Modification of equity based compensation (to) from liability award	43,870				43,870
Stock-based compensation	1,865				1,865
Ending balance (shares) at Sep. 30, 2016		0	62,458
Ending balance at Sep. 30, 2016	257,246	$ 0	$ 626	$ (2,580)	$ 398,292	$ (113,142)	$ (25,950)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	17,382
Other comprehensive loss	(1,574)
Ending balance at Dec. 30, 2016	$ 280,455